Sep. 30, 2016
First Investors Limited Duration High Quality Bond Fund
First Investors Limited Duration High Quality Bond Fund
SUPPLEMENT DATED JUNE 12, 2017

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2017

1.	In “The Funds Summary Section” for the Floating Rate Fund and the Limited Duration High Quality Bond Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

2.
In the “Funds Summary Section” for the Limited Duration High Quality Bond Fund, the row regarding Class A shares in the table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$354	$613	$892	$1,686

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Please retain this Supplement for future reference

IEP0617